Prepayments and Other Current Assets - Schedule of Prepayments and Other Current Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Prepayments and Other Current Assets [Abstract]
Other deposits	$ 1,136,063	$ 11,063
Prepayments	3,934	3,183
Prepayments and other current assets	$ 1,139,997	$ 14,246